Principal Accounting Policies - Summary of Intangible assets (Detail)	12 Months Ended
Dec. 31, 2021
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years